BANK FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of the structure and amounts of current and non current bank deposits and loans to customers

	December 31,
	2020	2019

Loans to customers	130,164	99,990
Due from banks	2,950	2,883
Allowance for ECL	(16,446)	(10,031)

Total bank deposits and loans to customers, net	116,668	92,842

Less: current portion	(52,676)	(39,370)

Bank deposits and loans to customers, non-current	63,992	53,472

Schedule of structure and amounts of bank loans to customers

	December 31,
	2020	2019
Loans to legal entities
Corporate borrowers	26,602	24,192
Medium-sized enterprises and small businesses	1,736	1,959

Total loans to legal entities	28,338	26,151

Loans to individuals
Mortgage loans	14,384	11,164
Consumer loans	65,142	46,484
Credit cards	21,874	15,618
Other	426	573

Total loans to individuals	101,826	73,839

Due from banks
Time deposits with banks	1,770	1,581
Obligatory reserves with the Central Bank of Russia	1,180	1,302

Total due from banks	2,950	2,883

Total bank deposits and loans to customers	133,114	102,873

Less: allowance for expected credit losses	(16,446)	(10,031)

Total bank deposits and loans to customers, net	116,668	92,842

Schedule of carrying value of loans to customers by types of collateral

	December 31,
	2020	2019
Guaranties	17,200	11,448
Pledge of real estate	18,733	14,077
Securities	370	1,017
Pledge of equipment	100	495
Rights of claim, pledge of inventories or own promissory notes and by other collateral	156	44
Unsecured loans	93,605	72,909
Allowance for expected credit losses	(16,436)	(10,024)
Total loans to customers, net	113,728	89,966

Schedule of movements in the allowance for impairment losses attributable to bank deposits and loans to customers

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2020	10,024	7	10,031
Provision charge/release	8,271	3	8,274
Recovery of bad debt written-off	565	—	565
Bad debt written-off	(2,145)	—	(2,145)
Sale of loans	(279)	—	(279)

Balance as at December 31, 2020	16,436	10	16,446

	Loans to	Due from
	customers	banks	Total
Balance as at January 1, 2019	7,689	40	7,729

Provision charge/release	3,551	(18)	3,533
Recovery of bad debt written-off	827	1	828
Bad debt written-off	(2,006)	(16)	(2,022)
Sale of loans	(40)	—	(40)
Foreign currency revaluation effect	3	—	3

Balance as at December 31, 2019	10,024	7	10,031

Schedule of bank deposits and liabilities

	December 31,
	2020	2019
Customer accounts	139,438	122,809
Due to banks and other financial institutions	24,644	12,305
Debt securities issued	1,840	1,421
Financial liabilities at fair value through profit or loss	2	297
Other financial liabilities	1,753	1,120
Total bank deposits and liabilities	167,677	137,952
Less: current portion	(165,794)	(136,147)
Total bank deposits and liabilities, non-current	1,883	1,805

Schedule of deposits from customers

	December 31,
	2020	2019
Legal entities
- Current/settlement accounts	13,163	10,005
- Term deposits	19,466	12,092

Individuals
- Current/settlement accounts	18,219	14,915
- Term deposits	88,590	85,797

Total customer accounts	139,438	122,809

Schedule of due to banks

	December 31,
	2020	2019
Loans under repurchase agreements	20,540	11,994
Loans and term deposits from banks and other financial institutions	2,732	50
Correspondent accounts of other banks	1,372	261
Total due to banks	24,644	12,305

Schedule of Group's liquidity analysis for non-derivative financial assets and liabilities

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	21,823	—	—	—	—	1	21,824
Due from banks	16,915	—	—	—	—	—	16,915
Loans to customers*	6,455	15,949	38,916	57,422	8,971	2,150	129,863
Investments in securities	15	166	643	8,760	—	—	9,584

Total interest bearing financial assets	45,208	16,115	39,559	66,182	8,971	2,151	178,186

Cash and cash equivalents	22,274	—	—	—	—	—	22,274
Due from banks	1,180	—	—	—	—	—	1,180
Currency forwards and options not designated as hedges	1	1	—	—	—	—	2
Other financial assets*	962	125	35	—	—	47	1,169

Total non-interest bearing financial assets	24,417	126	35	—	—	47	24,625

Total financial assets	69,625	16,241	39,594	66,182	8,971	2,198	202,811

	Up to	1 month to	3 months to	1 year to	Over 5
	1 month	3 months	1 year	5 years	years	Total

Financial liabilities

Due to banks and other financial institutions	(22,962)	—	(127)	—	—	(23,089)
Customer accounts*	(21,827)	(15,109)	(69,684)	(1,423)	—	(108,043)
Debt securities issued	(1,204)	—	(341)	(295)	—	(1,840)
Lease obligations*	(11)	(47)	(196)	(332)	—	(586)

Total interest bearing financial liabilities	(46,004)	(15,156)	(70,348)	(2,050)	—	(133,558)

Currency forwards and options not designated as hedges	(1)	(1)	—	—	—	(2)
Obligation to deliver securities	—	—	—	—	—	—
Due to banks and other financial institutions	(1,372)	—	—	—	—	(1,372)
Customer accounts*	(41,698)	—	—	—	—	(41,698)
Other financial liabilities*	(2,231)	(492)	(1,472)	—	—	(4,195)

Total non-interest bearing financial liabilities	(45,302)	(493)	(1,472)	—	—	(47,267)

Total financial liabilities	(91,306)	(15,649)	(71,820)	(2,050)	—	(180,825)

Liquidity gap	(21,681)	592	(32,226)	64,132	8,971

Stable sources of funding	42,378	1,823	30,814	(15,970)	(59,045)

Net liquidity gap	20,697	2,415	(1,412)	48,162	(50,074)

Cumulative liquidity gap	20,697	23,112	21,700	69,862	19,788

* Including intercompany balances	8,776	(7,808)	(4,361)	(1,971)	—	(5,364)

	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	1 month	3 months	1 year	5 years	5 years	undefined	Total

Financial assets

Financial assets at fair value through profit or loss	13,273	—	—	—	—	—	13,273
Due from banks	1,831	—	—	—	—	—	1,831
Loans to customers	4,366	12,334	33,371	49,138	6,187	1,783	107,179
Investments in securities	5	10	6,059	8,937	442	—	15,453

Total interest bearing financial assets	19,475	12,344	39,430	58,075	6,629	1,783	137,736

Cash and cash equivalents	26,244	—	—	—	—	—	26,244
Due from banks	466	128	697	9	—	—	1,300
Currency forwards and options not designated as hedges	—	26	—	—	—	—	26
Other financial assets*	683	57	57	—	—	21	818

Total non-interest bearing financial assets	27,393	211	754	9	—	21	28,388

Total financial assets	46,868	12,555	40,184	58,084	6,629	1,804	166,124

	Up to 1	1 month to	3 months to	1 year to	Over
	month	3 months	1 year	5 years	5 years	Total

Financial liabilities

Due to banks and other financial institutions	(12,044)	—	—	—	—	(12,044)
Customer accounts*	(16,094)	(12,746)	(69,178)	(928)	—	(98,946)
Debt securities issued	(445)	(701)	(70)	(354)	—	(1,570)
Lease obligations*	—	(15)	(234)	(377)	—	(626)

Total interest bearing financial liabilities	(28,583)	(13,462)	(69,482)	(1,659)	—	(113,186)

Currency forwards and options not designated as hedges	—	(25)	—	—	—	(25)
Obligation to deliver securities	(272)	—	—	—	—	(272)
Due to banks and other financial institutions	(261)	—	—	—	—	(261)
Customer accounts*	(30,152)	—	—	—	—	(30,152)
Other financial liabilities	(1,987)	(550)	(1,534)	—	—	(4,071)
Debt securities issued	—	(8)	(64)	(323)	(463)	(858)

Total non-interest bearing financial liabilities	(32,672)	(583)	(1,598)	(323)	(463)	(35,639)

Total financial liabilities	(61,255)	(14,045)	(71,080)	(1,982)	(463)	(148,825)

Liquidity gap	(14,387)	(1,490)	(30,896)	56,102	6,166

Stable sources of funding	40,625	641	30,855	(14,270)	(57,852)

Net liquidity gap	26,238	(849)	(41)	41,832	(51,686)

Cumulative liquidity gap	26,238	25,389	25,348	67,180	15,494

* Including intercompany balances	6,802	593	(13,532)	(2,960)	—	(9,097)

Schedule of future aggregate undiscounted cash flows

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2020	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total

Interest bearing financial liabilities
Due to banks	4.4%	22,962	—	127	—	—	—	23,089
Customer accounts*	5.9%	22,046	15,352	71,255	1,458	—	—	110,111
Debt securities issued	4.0%	1,204	—	348	321	—	—	1,873
Lease obligations*	6.1%	10	48	204	377	—	—	639

Total interest bearing financial liabilities		46,222	15,400	71,934	2,156	—	—	135,712

Non-interest bearing financial liabilities
Financial liabilities at fair value through profit or loss		—	—	—	—	—	—	—
Due to banks		1,372	—	—	—	—	—	1,372
Customer accounts*		41,968	—	—	—	—	—	41,968
Other financial liabilities*		2,231	492	1,472	—	—	—	4,195
Total non-interest bearing financial liabilities and commitments		45,571	492	1,472	—	—	—	47,535

Total financial liabilities		91,793	15,892	73,406	2,156	—	—	183,247

* Including intercompany balances		10,770	8	39	58	-	-	10,875

	Weighted
	average	Up to	1 month to	3 months to	1 year to	Over	Maturity
As of December 31, 2019	interest rate	1 month	3 months	1 year	5 years	5 years	undefined	Total
Interest bearing financial liabilities
Due to banks	6.5%	12,064	—	—	—	—	—	12,064
Customer accounts*	5.9%	16,337	13,273	71,588	957	—	—	102,155
Debt securities issued	9.5%	458	707	71	354	—	—	1,590
Lease obligations*	6.8%	26	40	195	444	—	—	705

Total interest bearing financial liabilities		28,885	14,020	71,854	1,755	—	—	116,514

Non-interest bearing financial liabilities
Financial liabilities at fair value through profit or loss		272	—	—	—	—	—	272
Due to banks		261	—	—	—	—	—	261
Customer accounts*		30,152	—	—	—	—	—	30,152
Other financial liabilities		1,987	550	1,534	—	—	—	4,071
Debt securities issued		—	9	64	323	463	—	859
Total non-interest bearing financial liabilities and commitments		32,672	559	1,598	323	463	—	35,615

Total financial liabilities		61,557	14,579	73,452	2,078	463	—	152,129

* Including intercompany balances		6,936	214	—	—	—	—	7,150

Information on Maximum amount of credit risk on guarantees issued and commitments on loans

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	21,410	1,729	56	23,195
Guarantees issued	21,426	2,084	247	23,757
Less provision	(340)	(33)	(213)	(586)
Total commitments on loans and guarantees issued	42,496	3,780	90	46,366

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Commitments on loans	18,890	4,909	13	23,812
Guarantees issued	18,204	1,398	244	19,846
Less provision	(339)	(17)	(47)	(403)
Total commitments on loans and guarantees issued	36,755	6,290	210	43,255

Loans to legal entities
Financial instruments
Schedule of quality of loans

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	12,136	2,947	—	15,083
Monitoring	6,106	3,649	—	9,755
Doubtful	—	—	877	877
Impaired	—	—	2,623	2,623
Loss allowance	(899)	(141)	(2,704)	(3,744)

Total	17,343	6,455	796	24,594

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	11,711	1,728	—	13,439
Monitoring	7,396	1,489	—	8,885
Impaired	—	—	3,826	3,826
Loss allowance	(681)	(77)	(3,199)	(3,957)

Total	18,426	3,140	627	22,193

Loans to legal entities | Accumulated impairment
Financial instruments
Schedule of movements in provision for impairment losses on loans

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2020	681	77	3,199	3,957

- Transfer to stage 1	1	(1)	—	—
- Transfer to stage 2	(66)	66	—	—
- Transfer to stage 3	(30)	(47)	77	—
New financial assets originated or purchased	418	—	—	418
Change due to change of credit risk	(105)	46	38	(21)
Sale of loans	—	—	(279)	(279)
Write-offs	—	—	(515)	(515)
Recovery of previously written-off assets	—	—	184	184
Foreign exchange difference	—	—	—	—

Balance as at December 31, 2020	899	141	2,704	3,744

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	318	486	3,408	4,212
- Transfer to stage 1	19	(18)	(1)	—
- Transfer to stage 2	(46)	47	(1)	—
- Transfer to stage 3	(55)	(496)	551	—
New financial assets originated or purchased	524	2	132	658
Change due to change of credit risk	(42)	56	(419)	(405)
Sale of loans	(40)	—	—	(40)
Write-offs	—	—	(863)	(863)
Recovery of previously written-off assets	—	—	392	392
Foreign exchange difference	3	—	—	3
Balance as at December 31, 2019	681	77	3,199	3,957

Loans to individuals
Financial instruments
Schedule of quality of loans

As of December 31, 2020	Stage 1	Stage 2	Stage 3	Total

Low to fair risk	88,058	—	—	88,058
Monitoring	—	3,816	306	4,122
Impaired	—	—	9,646	9,646
Loss allowance	(3,099)	(1,446)	(8,147)	(12,692)

Total	84,959	2,370	1,805	89,134

As of December 31, 2019	Stage 1	Stage 2	Stage 3	Total
Low to fair risk	66,506	138	—	66,644
Monitoring	—	2,801	49	2,850
Impaired	—	—	4,345	4,345
Loss allowance	(1,808)	(923)	(3,336)	(6,067)

Total	64,698	2,016	1,058	67,772

Analysis of credit quality of loans

				Provision for
		Provision for		ECL to
As of December 31, 2020	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	88,056	(3,101)	84,955	4%
Overdue:
up to 30 days	2,370	(507)	1,863	21%
31 to 60 days	841	(506)	335	60%
61 to 90 days	605	(432)	173	71%
91 to 180 days	1,739	(1,373)	366	79%
over 180 days	7,523	(6,431)	1,092	85%
Total collectively assessed loans	101,134	(12,350)	88,784	12%
Individually impaired
Not past due	256	(90)	166	35%
Overdue:
up to 30 days	46	(12)	34	0%
31 to 60 days	7	—	7	0%
61 to 90 days	—	—	—	—
91 to 180 days	6	—	6	0%
over 180 days	377	(240)	137	64%
Total individually impaired loans	692	(342)	350	49%
Total	101,826	(12,692)	89,134	12%

Loans to individuals | Accumulated impairment
Financial instruments
Schedule of movements in provision for impairment losses on loans

	Stage 1	Stage 2	Stage 3	Total

Balance as at January 1, 2020	1,808	923	3,336	6,067

- Transfer to stage 1	1,396	(1,172)	(224)	—
- Transfer to stage 2	(415)	594	(179)	—
- Transfer to stage 3	(2)	(3,848)	3,850	—
New financial assets originated or purchased	1,226	—	—	1,226
Change due to change of credit risk	(914)	4,949	2,613	6,648
Write-offs	—	—	(1,631)	(1,631)
Recovery of previously written-off assets	—	—	382	382

Balance as at December 31, 2020	3,099	1,446	8,147	12,692

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	756	318	2,403	3,477
- Transfer to stage 1	599	(465)	(134)	—
- Transfer to stage 2	(188)	236	(48)	—
- Transfer to stage 3	(2)	(1,228)	1,230	—
New financial assets originated or purchased	1,351	—	—	1,351
Change due to change of credit risk	(708)	2,062	593	1,947
Write-offs	—	—	(1,143)	(1,143)
Recovery of previously written-off assets	—	—	435	435
Balance as at December 31, 2019	1,808	923	3,336	6,067

Medium-sized enterprises and small businesses
Financial instruments
Analysis of credit quality of loans

				Provision for
		Provision for		ECL to
As of December 31, 2020	Gross loans	ECL	Net loans	gross loans
Collectively assessed
Not past due	1,025	(16)	1,009	2%
Overdue:
up to 30 days	29	(6)	23	21%
31 to 60 days	8	(3)	5	37%
61 to 90 days	8	(5)	3	64%
91 to 180 days	22	(12)	10	54%
over 180 days	644	(407)	237	63%
Total collectively assessed loans	1,736	(449)	1,287	26%

Analysis by credit quality of loans to individuals outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2019	Gross loans	ECL	Net loans	loans

Collectively assessed
Not past due	66,506	(1,664)	64,842	3%
Overdue:
up to 30 days	1,841	(472)	1,369	26%
31 to 60 days	519	(293)	226	56%
61 to 90 days	441	(282)	159	64%
91 to 180 days	1,110	(816)	294	74%
over 180 days	2,615	(2,043)	572	78%

Total collectively assessed loans	73,032	(5,570)	67,462	8%

Individually impaired
Not past due	495	(380)	115	77%
Overdue:
up to 30 days	48	(15)	33	31%
31 to 60 days	—	—	—	0%
61 to 90 days	1	—	1	0%
91 to 180 days	4	—	4	0%
over 180 days	259	(102)	157	39%

Total individually impaired loans	807	(497)	310	62%

Total	73,839	(6,067)	67,772	8%

Analysis by credit quality of loans to medium-sized enterprises and small businesses outstanding as of December 31, 2019 is as follows:

				Provision for
		Provision for		ECL to gross
As of December 31, 2019	Gross loans	ECL	Net loans	loans

Collectively assessed
Not past due	1,213	(19)	1,194	2%
Overdue:
up to 30 days	29	(9)	20	31%
31 to 60 days	30	—	30	0%
61 to 90 days	—	—	—	0%
91 to 180 days	14	(3)	11	21%
over 180 days	672	(399)	273	59%

Total collectively assessed loans	1,958	(430)	1,528	22%